Borrowings - Aggregate Maturities of Debt Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2014	$ 0
2015	0
2016	0
2017	60,000
Thereafter	140,000
Borrowings	$ 200,000	$ 290,000